Intangible Assets - Table (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Disclosure of detailed information about intangible assets
Balance	$ 1,432	$ 1,501
Additions		41
Amortisation	(22)	(110)
Balance	1,410	1,432
IP Assets
Disclosure of detailed information about intangible assets
Balance	1,391	1,501
Amortisation	(21)	(110)
Balance	1,370	1,391
Patents
Disclosure of detailed information about intangible assets
Balance	41
Additions		41
Amortisation	(1)
Balance	$ 40	$ 41